Organization and Nature of Operations - Subsidiaries (Details)	Dec. 31, 2022	Dec. 31, 2021
NIO Nextev Limited ("NIO HK") (formerly known as Nextev Limited)
Organization and Nature of Operations
Equity interest held	100.00%
NIO GmbH (formerly known as NextEV GmbH)
Organization and Nature of Operations
Equity interest held	100.00%
NIO Co., Ltd. ("NIO SH") (formerly known as NextEV Co., Ltd.)
Organization and Nature of Operations
Equity interest held	100.00%
NIO USA, Inc. ("NIO US") (formerly known as NextEV USA, Inc.)
Organization and Nature of Operations
Equity interest held	100.00%
XPT Limited ("XPT")
Organization and Nature of Operations
Equity interest held	100.00%
XPT (Jiangsu) Investment Co., Ltd. ("XPT Jiangsu")
Organization and Nature of Operations
Equity interest held	100.00%
Shanghai XPT Technology Limited
Organization and Nature of Operations
Equity interest held	100.00%
XPT (Nanjing) E-Powertrain Technology Co., Ltd. ("XPT NJEP")
Organization and Nature of Operations
Equity interest held	100.00%
XPT (Nanjing) Energy Storage System Co., Ltd. ("XPT NJES")
Organization and Nature of Operations
Equity interest held	100.00%
NIO Power Express Limited ("PE HK")
Organization and Nature of Operations
Equity interest held	100.00%
NIO User Enterprise Limited ("UE HK")
Organization and Nature of Operations
Equity interest held	100.00%
NIO Sales and Services Co., Ltd. ("UE CNHC") (formerly known as Shanghai NIO Sales and Service Co., Ltd. )
Organization and Nature of Operations
Equity interest held	100.00%
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Organization and Nature of Operations
Equity interest held	100.00%
Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Organization and Nature of Operations
Equity interest held	100.00%
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. ("XPT NJWL")
Organization and Nature of Operations
Equity interest held	50.00%
NIO Holding Co., Ltd. ("NIO Holding") (formerly known as NIO (Anhui) Holding Co., Ltd.)
Organization and Nature of Operations
Equity interest held	100.00%	100.00%
NIO (Anhui) Co., Ltd. ("NIO AH")
Organization and Nature of Operations
Equity interest held	100.00%
NIO Technology (Anhui) Co., Ltd. ("NIO R&D")
Organization and Nature of Operations
Equity interest held	100.00%
NIO Financial Leasing Co., Ltd. ("NIO Leasing")
Organization and Nature of Operations
Equity interest held	100.00%
NEU Battery Asset Co., Ltd. ("BAC Cayman")
Organization and Nature of Operations
Equity interest held	100.00%
NEU Battery Asset (Hong Kong) Co.Limited ("BAC HK")
Organization and Nature of Operations
Equity interest held	100.00%
NIO AI Technology Limited ("NIO AI Technology")
Organization and Nature of Operations
Equity interest held	96.97%
Instant Power Europe B.V. ("BAC NL") Co., Limited
Organization and Nature of Operations
Equity interest held	100.00%
NIO Nextev Europe Holding B.V.("NIO NL")
Organization and Nature of Operations
Equity interest held	100.00%
XPT (Jiangsu) Automotive Technology Co., Ltd. ("XPT Auto")
Organization and Nature of Operations
Equity interest held	100.00%
NIO AI Technology Limited Cayman Islands
Organization and Nature of Operations
Equity interest held	96.97%	51.00%
NIO AI Technology Limited Hong Kong
Organization and Nature of Operations
Equity interest held	96.97%
Anhui Nio Autonomous Driving Technology Co
Organization and Nature of Operations
Equity interest held	96.97%